Document and Entity Information	2 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nautilus Marine Acquisition Corp
Entity Central Index Key	0001507154
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	20-F
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No